INCOME TAXES - Current and deferred (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Current tax expenses	$ 248	$ 446	$ 57
Deferred tax (benefits)/expenses	13,445	(2,876)	(9,922)
Income tax (benefits)/expenses	$ 13,693	$ (2,430)	$ (9,865)